JPMorgan Equity Index Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc. *	16	6,589
Boeing Co. (The) *	134	20,441
General Dynamics Corp.	59	17,899
General Electric Co.	249	46,966
Howmet Aerospace, Inc.	94	9,398
Huntington Ingalls Industries, Inc.	9	2,381
L3Harris Technologies, Inc.	44	10,365
Lockheed Martin Corp.	49	28,483
Northrop Grumman Corp.	32	16,674
RTX Corp.	305	37,018
Textron, Inc.	43	3,812
TransDigm Group, Inc.	13	18,393
		218,419
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	27	2,973
Expeditors International of Washington, Inc.	32	4,259
FedEx Corp.	52	14,167
United Parcel Service, Inc., Class B	168	22,939
		44,338
Automobile Components — 0.1%
Aptiv plc *	61	4,396
BorgWarner, Inc.	52	1,898
		6,294
Automobiles — 1.7%
Ford Motor Co.	897	9,470
General Motors Co.	258	11,575
Tesla, Inc. *	637	166,731
		187,776
Banks — 3.1%
Bank of America Corp.	1,551	61,526
Citigroup, Inc.	438	27,431
Citizens Financial Group, Inc.	103	4,229
Fifth Third Bancorp	155	6,659
Huntington Bancshares, Inc.	334	4,904
JPMorgan Chase & Co. (a)	654	137,794
KeyCorp	213	3,571
M&T Bank Corp.	38	6,832
PNC Financial Services Group, Inc. (The)	91	16,876
Regions Financial Corp.	210	4,904
Truist Financial Corp.	308	13,155
US Bancorp	358	16,390
Wells Fargo & Co.	782	44,163
		348,434
Beverages — 1.3%
Brown-Forman Corp., Class B	42	2,071

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Beverages — continued
Coca-Cola Co. (The)	891	64,021
Constellation Brands, Inc., Class A	36	9,274
Keurig Dr Pepper, Inc.	243	9,106
Molson Coors Beverage Co., Class B	40	2,321
Monster Beverage Corp. *	162	8,451
PepsiCo, Inc.	316	53,648
		148,892
Biotechnology — 1.9%
AbbVie, Inc.	406	80,117
Amgen, Inc.	123	39,766
Biogen, Inc. *	34	6,485
Gilead Sciences, Inc.	286	23,974
Incyte Corp. *	37	2,427
Moderna, Inc. *	78	5,192
Regeneron Pharmaceuticals, Inc. *	24	25,622
Vertex Pharmaceuticals, Inc. *	59	27,571
		211,154
Broadline Retail — 3.6%
Amazon.com, Inc. *	2,146	399,767
eBay, Inc.	112	7,313
		407,080
Building Products — 0.6%
A O Smith Corp.	28	2,475
Allegion plc	20	2,916
Builders FirstSource, Inc. *	27	5,185
Carrier Global Corp.	193	15,521
Johnson Controls International plc	153	11,908
Masco Corp.	50	4,208
Trane Technologies plc	52	20,149
		62,362
Capital Markets — 3.0%
Ameriprise Financial, Inc.	23	10,595
Bank of New York Mellon Corp. (The)	169	12,180
BlackRock, Inc.	32	30,366
Blackstone, Inc.	165	25,326
Cboe Global Markets, Inc.	24	4,924
Charles Schwab Corp. (The)	343	22,238
CME Group, Inc.	83	18,249
FactSet Research Systems, Inc.	9	4,018
Franklin Resources, Inc.	71	1,428
Goldman Sachs Group, Inc. (The)	72	35,912
Intercontinental Exchange, Inc.	132	21,184
Invesco Ltd.	103	1,815
KKR & Co., Inc.	155	20,227
MarketAxess Holdings, Inc.	9	2,222

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Moody's Corp.	36	17,071
Morgan Stanley	286	29,826
MSCI, Inc.	18	10,531
Nasdaq, Inc.	95	6,939
Northern Trust Corp.	46	4,170
Raymond James Financial, Inc.	43	5,213
S&P Global, Inc.	74	37,994
State Street Corp.	69	6,068
T. Rowe Price Group, Inc.	51	5,569
		334,065
Chemicals — 1.5%
Air Products and Chemicals, Inc.	51	15,203
Albemarle Corp. (b)	27	2,557
Celanese Corp.	25	3,412
CF Industries Holdings, Inc.	41	3,555
Corteva, Inc.	159	9,347
Dow, Inc.	161	8,795
DuPont de Nemours, Inc.	96	8,545
Eastman Chemical Co.	27	3,006
Ecolab, Inc.	58	14,851
FMC Corp.	29	1,891
International Flavors & Fragrances, Inc.	59	6,161
Linde plc	110	52,651
LyondellBasell Industries NV, Class A	60	5,729
Mosaic Co. (The)	73	1,960
PPG Industries, Inc.	54	7,098
Sherwin-Williams Co. (The)	53	20,345
		165,106
Commercial Services & Supplies — 0.6%
Cintas Corp.	79	16,201
Copart, Inc. *	201	10,539
Republic Services, Inc.	47	9,417
Rollins, Inc.	64	3,264
Veralto Corp.	57	6,349
Waste Management, Inc.	84	17,413
		63,183
Communications Equipment — 0.8%
Arista Networks, Inc. *	59	22,710
Cisco Systems, Inc.	925	49,247
F5, Inc. *	14	2,948
Juniper Networks, Inc.	76	2,947
Motorola Solutions, Inc.	38	17,230
		95,082
Construction & Engineering — 0.1%
Quanta Services, Inc.	34	10,089

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	14	7,556
Vulcan Materials Co.	30	7,596
		15,152
Consumer Finance — 0.5%
American Express Co.	129	34,984
Capital One Financial Corp.	88	13,132
Discover Financial Services	57	8,090
Synchrony Financial	91	4,528
		60,734
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	102	90,271
Dollar General Corp.	50	4,271
Dollar Tree, Inc. *	46	3,263
Kroger Co. (The)	153	8,739
Sysco Corp.	113	8,817
Target Corp.	106	16,562
Walgreens Boots Alliance, Inc.	165	1,474
Walmart, Inc.	998	80,559
		213,956
Containers & Packaging — 0.2%
Amcor plc	332	3,761
Avery Dennison Corp.	19	4,083
Ball Corp.	70	4,735
International Paper Co.	80	3,898
Packaging Corp. of America	20	4,411
Smurfit WestRock plc	113	5,600
		26,488
Distributors — 0.1%
Genuine Parts Co.	32	4,469
LKQ Corp.	60	2,414
Pool Corp.	9	3,311
		10,194
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,647	36,231
Verizon Communications, Inc.	967	43,422
		79,653
Electric Utilities — 1.7%
Alliant Energy Corp.	59	3,575
American Electric Power Co., Inc.	122	12,540
Constellation Energy Corp.	72	18,674
Duke Energy Corp.	177	20,444
Edison International	89	7,725
Entergy Corp.	49	6,463
Evergy, Inc.	53	3,275

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Eversource Energy	82	5,586
Exelon Corp.	230	9,314
FirstEnergy Corp.	118	5,221
NextEra Energy, Inc.	472	39,889
NRG Energy, Inc.	47	4,318
PG&E Corp.	490	9,692
Pinnacle West Capital Corp.	26	2,311
PPL Corp.	170	5,605
Southern Co. (The)	251	22,648
Xcel Energy, Inc.	128	8,362
		185,642
Electrical Equipment — 0.8%
AMETEK, Inc.	53	9,131
Eaton Corp. plc	91	30,306
Emerson Electric Co.	132	14,386
GE Vernova, Inc. *	63	16,094
Generac Holdings, Inc. *	14	2,195
Hubbell, Inc.	12	5,282
Rockwell Automation, Inc.	26	6,996
		84,390
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	276	18,024
CDW Corp.	31	6,943
Corning, Inc.	177	7,986
Jabil, Inc.	26	3,122
Keysight Technologies, Inc. *	40	6,371
Teledyne Technologies, Inc. *	11	4,703
Trimble, Inc. *	56	3,483
Zebra Technologies Corp., Class A *	12	4,387
		55,019
Energy Equipment & Services — 0.2%
Baker Hughes Co.	228	8,248
Halliburton Co.	203	5,891
Schlumberger NV	326	13,682
		27,821
Entertainment — 1.2%
Electronic Arts, Inc.	55	7,921
Live Nation Entertainment, Inc. *	36	3,939
Netflix, Inc. *	99	69,914
Take-Two Interactive Software, Inc. *	37	5,755
Walt Disney Co. (The)	417	40,068
Warner Bros Discovery, Inc. *	512	4,228
		131,825
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B *	421	193,645

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	16	4,988
Fidelity National Information Services, Inc.	125	10,495
Fiserv, Inc. *	132	23,756
Global Payments, Inc.	58	5,985
Jack Henry & Associates, Inc.	17	2,956
Mastercard, Inc., Class A	189	93,574
PayPal Holdings, Inc. *	235	18,322
Visa, Inc., Class A	384	105,491
		459,212
Food Products — 0.7%
Archer-Daniels-Midland Co.	110	6,561
Bunge Global SA	32	3,144
Campbell Soup Co.	45	2,214
Conagra Brands, Inc.	110	3,578
General Mills, Inc.	128	9,441
Hershey Co. (The)	34	6,505
Hormel Foods Corp.	67	2,116
J M Smucker Co. (The)	24	2,960
Kellanova	61	4,973
Kraft Heinz Co. (The)	203	7,118
Lamb Weston Holdings, Inc.	33	2,136
McCormick & Co., Inc. (Non-Voting)	58	4,764
Mondelez International, Inc., Class A	307	22,603
Tyson Foods, Inc., Class A	66	3,910
		82,023
Gas Utilities — 0.0% ^
Atmos Energy Corp.	36	4,946
Ground Transportation — 1.0%
CSX Corp.	445	15,376
JB Hunt Transport Services, Inc.	19	3,189
Norfolk Southern Corp.	52	12,905
Old Dominion Freight Line, Inc.	43	8,604
Uber Technologies, Inc. *	483	36,268
Union Pacific Corp.	140	34,488
		110,830
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	400	45,561
Align Technology, Inc. *	16	4,101
Baxter International, Inc.	117	4,449
Becton Dickinson & Co.	66	16,006
Boston Scientific Corp. *	338	28,344
Cooper Cos., Inc. (The) *	46	5,046
Dexcom, Inc. *	92	6,170
Edwards Lifesciences Corp. *	138	9,130
GE HealthCare Technologies, Inc.	105	9,844

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Hologic, Inc. *	53	4,346
IDEXX Laboratories, Inc. *	19	9,551
Insulet Corp. *	16	3,748
Intuitive Surgical, Inc. *	81	40,024
Medtronic plc	294	26,522
ResMed, Inc.	34	8,239
Solventum Corp. *	32	2,213
STERIS plc	23	5,494
Stryker Corp.	79	28,449
Teleflex, Inc.	11	2,677
Zimmer Biomet Holdings, Inc.	47	5,049
		264,963
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	56	6,190
Cencora, Inc.	40	9,019
Centene Corp. *	121	9,095
Cigna Group (The)	64	22,244
CVS Health Corp.	289	18,168
DaVita, Inc. *	11	1,737
Elevance Health, Inc.	53	27,695
HCA Healthcare, Inc.	43	17,346
Henry Schein, Inc. *	29	2,122
Humana, Inc.	28	8,759
Labcorp Holdings, Inc.	19	4,310
McKesson Corp.	30	14,726
Molina Healthcare, Inc. *	13	4,637
Quest Diagnostics, Inc.	25	3,969
UnitedHealth Group, Inc.	212	124,007
Universal Health Services, Inc., Class B	14	3,128
		277,152
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	36	4,246
Healthpeak Properties, Inc.	161	3,697
Ventas, Inc.	95	6,086
Welltower, Inc.	133	17,017
		31,046
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	161	2,840
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	101	12,816
Booking Holdings, Inc.	8	32,433
Caesars Entertainment, Inc. *	50	2,074
Carnival Corp. *	232	4,288
Chipotle Mexican Grill, Inc. *	314	18,124
Darden Restaurants, Inc.	27	4,466

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Domino's Pizza, Inc.	8	3,455
Expedia Group, Inc. *	29	4,238
Hilton Worldwide Holdings, Inc.	57	13,046
Las Vegas Sands Corp.	81	4,087
Marriott International, Inc., Class A	54	13,342
McDonald's Corp.	165	50,171
MGM Resorts International *	53	2,073
Norwegian Cruise Line Holdings Ltd. *	101	2,071
Royal Caribbean Cruises Ltd.	54	9,648
Starbucks Corp.	260	25,375
Wynn Resorts Ltd.	21	2,059
Yum! Brands, Inc.	65	9,022
		212,788
Household Durables — 0.4%
DR Horton, Inc.	67	12,857
Garmin Ltd.	35	6,217
Lennar Corp., Class A	56	10,408
Mohawk Industries, Inc. *	12	1,933
NVR, Inc. *	1	6,937
PulteGroup, Inc.	48	6,842
		45,194
Household Products — 1.2%
Church & Dwight Co., Inc.	56	5,888
Clorox Co. (The)	28	4,635
Colgate-Palmolive Co.	188	19,482
Kimberly-Clark Corp.	77	11,006
Procter & Gamble Co. (The)	541	93,647
		134,658
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	163	3,276
Vistra Corp.	79	9,354
		12,630
Industrial Conglomerates — 0.4%
3M Co.	126	17,248
Honeywell International, Inc.	150	30,917
		48,165
Industrial REITs — 0.2%
Prologis, Inc.	213	26,856
Insurance — 2.2%
Aflac, Inc.	116	12,943
Allstate Corp. (The)	61	11,501
American International Group, Inc.	148	10,831
Aon plc, Class A	50	17,264
Arch Capital Group Ltd. *	86	9,624

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Arthur J Gallagher & Co.	50	14,160
Assurant, Inc.	12	2,366
Brown & Brown, Inc.	54	5,634
Chubb Ltd.	86	24,883
Cincinnati Financial Corp.	36	4,885
Erie Indemnity Co., Class A	6	3,093
Everest Group Ltd.	10	3,894
Globe Life, Inc.	21	2,185
Hartford Financial Services Group, Inc. (The)	67	7,915
Loews Corp.	42	3,308
Marsh & McLennan Cos., Inc.	113	25,197
MetLife, Inc.	135	11,144
Principal Financial Group, Inc.	49	4,204
Progressive Corp. (The)	135	34,135
Prudential Financial, Inc.	82	9,930
Travelers Cos., Inc. (The)	52	12,257
Willis Towers Watson plc	23	6,870
WR Berkley Corp.	69	3,917
		242,140
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A	1,346	223,186
Alphabet, Inc., Class C	1,103	184,442
Match Group, Inc. *	59	2,242
Meta Platforms, Inc., Class A	502	287,248
		697,118
IT Services — 1.3%
Accenture plc, Class A (Ireland)	144	50,855
Akamai Technologies, Inc. *	35	3,513
Amentum Holdings, Inc. *	29	928
Cognizant Technology Solutions Corp., Class A	114	8,787
EPAM Systems, Inc. *	13	2,603
Gartner, Inc. *	18	8,969
GoDaddy, Inc., Class A *	32	5,076
International Business Machines Corp.	211	46,774
TE Connectivity plc (Ireland)	70	10,540
VeriSign, Inc. *	19	3,662
		141,707
Leisure Products — 0.0% ^
Hasbro, Inc.	30	2,177
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	67	9,950
Bio-Techne Corp.	36	2,893
Charles River Laboratories International, Inc. *	12	2,336
Danaher Corp.	147	41,045
IQVIA Holdings, Inc. *	40	9,426

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Mettler-Toledo International, Inc. *	5	7,310
Revvity, Inc.	28	3,619
Thermo Fisher Scientific, Inc.	88	54,272
Waters Corp. *	14	4,907
West Pharmaceutical Services, Inc.	17	5,001
		140,759
Machinery — 1.7%
Caterpillar, Inc.	111	43,560
Cummins, Inc.	32	10,192
Deere & Co.	59	24,565
Dover Corp.	32	6,054
Fortive Corp.	80	6,351
IDEX Corp.	17	3,730
Illinois Tool Works, Inc.	62	16,263
Ingersoll Rand, Inc.	93	9,097
Nordson Corp.	13	3,282
Otis Worldwide Corp.	92	9,563
PACCAR, Inc.	120	11,882
Parker-Hannifin Corp.	30	18,654
Pentair plc	38	3,717
Snap-on, Inc.	12	3,505
Stanley Black & Decker, Inc.	35	3,894
Westinghouse Air Brake Technologies Corp.	40	7,314
Xylem, Inc.	56	7,533
		189,156
Media — 0.5%
Charter Communications, Inc., Class A *	22	7,225
Comcast Corp., Class A	887	37,061
Fox Corp., Class A	52	2,184
Fox Corp., Class B	30	1,176
Interpublic Group of Cos., Inc. (The)	86	2,728
News Corp., Class A	87	2,314
News Corp., Class B	26	721
Omnicom Group, Inc.	45	4,646
Paramount Global, Class B (b)	137	1,451
		59,506
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	330	16,475
Newmont Corp.	264	14,086
Nucor Corp.	54	8,195
Steel Dynamics, Inc.	33	4,156
		42,912
Multi-Utilities — 0.6%
Ameren Corp.	61	5,360
CenterPoint Energy, Inc.	150	4,404

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
CMS Energy Corp.	69	4,846
Consolidated Edison, Inc.	79	8,271
Dominion Energy, Inc.	193	11,136
DTE Energy Co.	48	6,106
NiSource, Inc.	103	3,569
Public Service Enterprise Group, Inc.	114	10,207
Sempra	145	12,162
WEC Energy Group, Inc.	73	6,982
		73,043
Office REITs — 0.0% ^
BXP, Inc.	33	2,685
Oil, Gas & Consumable Fuels — 3.0%
APA Corp.	85	2,078
Chevron Corp.	391	57,533
ConocoPhillips	267	28,080
Coterra Energy, Inc.	170	4,067
Devon Energy Corp.	144	5,627
Diamondback Energy, Inc.	43	7,419
EOG Resources, Inc.	131	16,054
EQT Corp.	136	4,999
Exxon Mobil Corp.	1,020	119,616
Hess Corp.	63	8,621
Kinder Morgan, Inc.	444	9,797
Marathon Oil Corp.	128	3,421
Marathon Petroleum Corp.	77	12,523
Occidental Petroleum Corp.	155	7,971
ONEOK, Inc.	134	12,225
Phillips 66	96	12,637
Targa Resources Corp.	50	7,448
Valero Energy Corp.	74	9,936
Williams Cos., Inc. (The)	280	12,781
		342,833
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	147	7,481
Southwest Airlines Co.	138	4,077
United Airlines Holdings, Inc. *	75	4,310
		15,868
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	53	5,336
Kenvue, Inc.	440	10,174
		15,510
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	466	24,093
Catalent, Inc. *	42	2,518
Eli Lilly & Co.	181	160,520

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Johnson & Johnson	553	89,603
Merck & Co., Inc.	582	66,115
Pfizer, Inc.	1,301	37,666
Viatris, Inc.	274	3,183
Zoetis, Inc.	104	20,331
		404,029
Professional Services — 0.6%
Automatic Data Processing, Inc.	94	25,920
Broadridge Financial Solutions, Inc.	27	5,764
Dayforce, Inc. * (b)	36	2,224
Equifax, Inc.	28	8,351
Jacobs Solutions, Inc.	29	3,765
Leidos Holdings, Inc.	31	5,043
Paychex, Inc.	73	9,879
Paycom Software, Inc.	11	1,862
Verisk Analytics, Inc.	33	8,765
		71,573
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	69	8,612
CoStar Group, Inc. *	94	7,101
		15,713
Residential REITs — 0.3%
AvalonBay Communities, Inc.	33	7,348
Camden Property Trust	24	3,025
Equity Residential	78	5,835
Essex Property Trust, Inc.	15	4,357
Invitation Homes, Inc.	131	4,614
Mid-America Apartment Communities, Inc.	27	4,265
UDR, Inc.	69	3,126
		32,570
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,987
Kimco Realty Corp.	155	3,595
Realty Income Corp.	200	12,685
Regency Centers Corp.	38	2,710
Simon Property Group, Inc.	70	11,898
		32,875
Semiconductors & Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc. *	372	60,995
Analog Devices, Inc.	114	26,233
Applied Materials, Inc.	190	38,424
Broadcom, Inc.	1,069	184,428
Enphase Energy, Inc. *	31	3,515
First Solar, Inc. *	25	6,133
Intel Corp.	980	22,992

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
KLA Corp.	31	23,910
Lam Research Corp.	30	24,437
Microchip Technology, Inc.	123	9,894
Micron Technology, Inc.	255	26,413
Monolithic Power Systems, Inc.	11	10,352
NVIDIA Corp.	5,650	686,160
NXP Semiconductors NV (China)	58	14,042
ON Semiconductor Corp. *	98	7,144
Qorvo, Inc. *	22	2,251
QUALCOMM, Inc.	256	43,510
Skyworks Solutions, Inc.	37	3,623
Teradyne, Inc.	37	5,020
Texas Instruments, Inc.	210	43,320
		1,242,796
Software — 10.3%
Adobe, Inc. *	102	52,731
ANSYS, Inc. *	20	6,395
Autodesk, Inc. *	49	13,632
Cadence Design Systems, Inc. *	63	17,046
Crowdstrike Holdings, Inc., Class A *	53	14,873
Fair Isaac Corp. *	6	10,946
Fortinet, Inc. *	146	11,308
Gen Digital, Inc.	124	3,413
Intuit, Inc.	64	39,873
Microsoft Corp.	1,707	734,626
Oracle Corp.	367	62,558
Palantir Technologies, Inc., Class A *	463	17,206
Palo Alto Networks, Inc. *	74	25,420
PTC, Inc. *	28	4,985
Roper Technologies, Inc.	25	13,701
Salesforce, Inc.	223	60,918
ServiceNow, Inc. *	47	42,318
Synopsys, Inc. *	35	17,820
Tyler Technologies, Inc. *	10	5,721
		1,155,490
Specialized REITs — 1.0%
American Tower Corp.	107	24,949
Crown Castle, Inc.	100	11,841
Digital Realty Trust, Inc.	71	11,440
Equinix, Inc.	22	19,357
Extra Space Storage, Inc.	49	8,771
Iron Mountain, Inc.	67	8,006
Public Storage	36	13,164
SBA Communications Corp.	25	5,941

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
VICI Properties, Inc.	240	8,012
Weyerhaeuser Co.	167	5,656
		117,137
Specialty Retail — 1.9%
AutoZone, Inc. *	4	12,361
Best Buy Co., Inc.	45	4,657
CarMax, Inc. *	36	2,774
Home Depot, Inc. (The)	228	92,287
Lowe's Cos., Inc.	131	35,449
O'Reilly Automotive, Inc. *	13	15,343
Ross Stores, Inc.	77	11,531
TJX Cos., Inc. (The)	259	30,511
Tractor Supply Co.	25	7,208
Ulta Beauty, Inc. *	11	4,265
		216,386
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	3,492	813,666
Dell Technologies, Inc., Class C	66	7,832
Hewlett Packard Enterprise Co.	299	6,108
HP, Inc.	225	8,062
NetApp, Inc.	47	5,831
Seagate Technology Holdings plc	48	5,283
Super Micro Computer, Inc. * (b)	12	4,816
Western Digital Corp. *	75	5,122
		856,720
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. *	35	5,584
Lululemon Athletica, Inc. *	26	7,168
NIKE, Inc., Class B	276	24,394
Ralph Lauren Corp.	9	1,784
Tapestry, Inc.	53	2,484
		41,414
Tobacco — 0.6%
Altria Group, Inc.	392	20,002
Philip Morris International, Inc.	357	43,353
		63,355
Trading Companies & Distributors — 0.3%
Fastenal Co.	132	9,394
United Rentals, Inc.	15	12,385
WW Grainger, Inc.	10	10,601
		32,380
Water Utilities — 0.1%
American Water Works Co., Inc.	45	6,545

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	113	23,227
Total Common Stocks (Cost $4,353,182)		11,184,075
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $9)	9	9
	SHARES (000)
Short-Term Investments — 0.3%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.78% (c) (d) (Cost $23,292)	23,292	23,292
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (c) (d) (Cost $10,404)	10,404	10,404
Total Short-Term Investments (Cost $33,696)		33,696
Total Investments — 99.8% (Cost $4,386,887)		11,217,780
Other Assets Less Liabilities — 0.2%		19,518
NET ASSETS — 100.0%		11,237,298

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $10,103.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	181	12/20/2024	USD	52,630	641

Abbreviations
USD	United States Dollar

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$11,184,075	$—	$—	$11,184,075
Rights	—	—	9	9
Short-Term Investments
Investment Companies	23,292	—	—	23,292
Investment of Cash Collateral from Securities Loaned	10,404	—	—	10,404
Total Short-Term Investments	33,696	—	—	33,696
Total Investments in Securities	$11,217,771	$—	$9	$11,217,780

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$641	$—	$—	$641
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$130,535	$5,507	$3,759	$(79)	$5,590	$137,794	654	$751	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c)	10,453	26,423	26,473	1	—	10,404	10,404	120	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (b) (c)	2,022	19,658	21,680	—	—	—	—	23	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.78% (b) (c)	31,098	166,429	174,235	—	—	23,292	23,292	283	—
Total	$174,108	$218,017	$226,147	$(78)	$5,590	$171,490		$1,177	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.